Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 8,260,180	₩ 8,922,416
Borrowings (including debentures)	11,361,800	10,693,722
Lease liabilities	1,177,812	1,340,166
Other non-derivative financial liabilities	1,162,343	1,130,037
Financial guarantee contracts	108,881	116,719
Total	22,071,016	22,203,060
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	7,509,703	8,184,036
Borrowings (including debentures)	4,206,534	2,922,557
Lease liabilities	360,361	313,431
Other non-derivative financial liabilities	391,039	372,743
Financial guarantee contracts	108,881	13,719
Total	12,576,518	11,806,486
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	728,268	730,340
Borrowings (including debentures)	5,485,468	6,027,323
Lease liabilities	674,594	617,561
Other non-derivative financial liabilities	756,024	747,221
Financial guarantee contracts	0	103,000
Total	7,644,354	8,225,445
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	22,209	8,040
Borrowings (including debentures)	1,669,798	1,743,842
Lease liabilities	142,857	409,174
Other non-derivative financial liabilities	15,280	10,073
Financial guarantee contracts	0	0
Total	₩ 1,850,144	₩ 2,171,129